FINANCIAL INSTRUMENTS - Currency Risk (Narrative) (Details)	Dec. 31, 2017 CAD ($) R$ / $ $ / $	Dec. 31, 2017 BRL (R$) R$ / $ $ / $	Sep. 30, 2017 BRL (R$) R$ / $	Dec. 31, 2016 BRL (R$) R$ / $	May 31, 2016 BRL (R$) R$ / $
Disclosure of detailed information about financial instruments [line items]
Exposure to currency risk, change in foreign currency used for sensitivity analysis (as a percent)	10.00%	10.00%
Zero-cost collar contracts | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Derivative contracts entered into | R$		R$ 540,000,000.0
Average price (in R or CAD per USD)					3.40
Zero-cost collar contracts | Purchase of call options | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Derivative contracts entered into | R$					R$ 510,000,000
Average price (in R or CAD per USD)	3.15	3.15
Zero-cost collar contracts | Sale of put options | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in R or CAD per USD)	3.47	3.47			4.13
Forward contracts | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Derivative contracts entered into	$ 60,000,000		R$ 235,000,000
Average price (in R or CAD per USD)	1.2471	1.2471	3.25
Cash flow hedge | Zero-cost collar contracts | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Derivative contracts entered into | R$				R$ 400,000,000.0
Hedge over expected costs over the period (as a percent)				66.00%
Cash flow hedge | Zero-cost collar contracts | Purchase of call options | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in R or CAD per USD)				3.25
Cash flow hedge | Zero-cost collar contracts | Sale of put options | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in R or CAD per USD)				3.79
Brio Gold | Cash flow hedge | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Hedge over expected costs over the period (as a percent)	47.00%	47.00%
Brio Gold | Cash flow hedge | Zero-cost collar contracts | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Derivative contracts entered into | R$		R$ 120,000,000.0		R$ 672,000,000.0
Brio Gold | Cash flow hedge | Zero-cost collar contracts | Purchase of call options | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in R or CAD per USD)	3.36	3.36		3.30
Brio Gold | Cash flow hedge | Zero-cost collar contracts | Sale of put options | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in R or CAD per USD)	3.70	3.70		3.90
Brio Gold | Cash flow hedge | Forward contracts | Currency contracts
Disclosure of detailed information about financial instruments [line items]
Derivative contracts entered into | R$		R$ 420,000,000.0		R$ 672,000,000.0
Average price (in R or CAD per USD)	3.47	3.47		3.55
Hedge over expected costs over the period (as a percent)				60.00%